Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 19: FINANCIAL INSTRUMENTS

a.	Financial assets at amortized cost:

	December 31,
	2021	2020
Trade receivables, net	$1,038	$1,103

b.	Financial liabilities at amortized cost:

	December 31,
	2021	2020
Trade payables and accrued liabilities	$14,480	$2,696
Credit facility	60,002	—
Long-term debt	11,167	17,345
Lease liabilities	13,573	11,023
	$99,222	$31,064

The carrying amounts of trade receivables, trade payables and accrued liabilities, credit facility and long-term debt presented in the tables above, are a reasonable approximation of their fair value.

c.	Risk management policy:

The Company is exposed to foreign currency risk, credit risk and liquidity risk. The Company’s senior management monitors these risks.

d.	Foreign currency risk:

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company’s functional currency is the US Dollar as all of its cryptocurrency mining revenues, most of its capital expenditures and most of its financing are primarily measured or transacted in US dollars. The Company is exposed to variability in the Canadian dollar and Argentine peso to US dollar exchange when making expenditures payable in Canadian dollars and Argentine pesos. The Company funds foreign currency transactions by buying the foreign currency at the spot rate when required. A 5% increase or decrease in the USD/CAD and USD/ARS exchange rates may have an impact of an increase or decrease of $1,162 on retained earnings at December 31, 2021 (December 31, 2020: $255).

Amounts denominated in Canadian dollars and Argentine pesos included in the consolidated statements of financial position, presented in U.S. dollars in thousands, are as follows:

	December 31,
	2021		2020
	CAD	ARS	CAD	ARS
Cash	$3,475	$952	$2,670	$—
Other assets	4,374	23	500	—
Trade receivables	1,038	—	923	—
Long-term deposits, equipment prepayments and other	902	2,067	—	—
Trade payables and accrued liabilities	(4,964)	(718)	(2,449)	—
Taxes payable	(10,226)	(1,659)	(316)	—
Deferred tax liability	(8,462)	—	—	—
Long-term debt	(126)	—	(253)	—
Lease liabilities	(9,678)	—	(5,957)	—
Asset retirement provision	(239)	—	(209)	—
	$(23,906)	$665	$(5,091)	$—

As described in Note 11, Included in long-term deposits, equipment prepayments and other is refundable Argentine value-added tax (VAT), most of which the Company does not expect to realize within the next 12 months. Historically, ARS has devalued significantly when compared to USD due to high levels of inflation in Argentina, which may result in the Company recording future foreign exchange losses on its Argentina VAT receivable.

e.	Credit risk:

Credit risk is the risk of an unexpected loss if a third party fails to meet its contractual obligations, including cash and cash equivalents. There is a risk of suppliers of mining hardware failing to meet their contractual obligations, that may result in late deliveries or significant long-term deposits and equipment prepayments that are not realized. The Company attempts to mitigate this risk by procuring mining hardware from larger more established suppliers with whom the company has existing relationships and knowledge of their reputation in the market, as described in Note 11. The Company also insures the majority of its construction deposits for the Argentina facility in order to mitigate the risk of supplier’s not meeting their contractual obligations. The risk regarding cash and cash equivalents is mitigated by holding the majority of the Company’s cash and cash equivalents through a Canadian chartered bank. The credit risk regarding trade receivables are derived mainly from sales to Volta’s third-party customers. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The allowance for doubtful accounts is based on management’s assessment of a customer’s credit quality as well as subjective factors and trends, including the aging of receivable balances.

f.	Liquidity risk:

Liquidity risk is a risk that the Company will not be able to pay its financial obligations when they are due. The Company has significant commitments with suppliers of mining hardware described in Note 11 which are not included in the financial obligations outlined below. The Company’s policy is to monitor its cash balances and planned cash flows generated from operations to ensure that it maintains sufficient liquidity in order to pay its projected financial liabilities. The contractual maturities of trade and other payables and the credit facility are less than three and six months, respectively. Long-term debt and the credit facility include financial obligations with contractual maturities as follows, inclusive of interest on the long-term debt, as of December 31, 2021:

December 31,
2021
2022	$73,950
2023	896
2024 and thereafter	40
$74,886

Lease liabilities includes financial obligations with contractual maturities as follows, inclusive of interest, as of December 31, 2021:

December 31,
2021
2022	$5,431
2023	2,553
2024	1,820
2025	1,692
2026 and thereafter	6,023
$17,519

Movement in long-term debt for the years ending December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020
Balance as of January 1,	$17,345	$15,723
Conversion of lease liabilities	3,904	—
Issuance of long-term debt	14,227	84
Payments	(22,382)	(3,673)
Interest on long-term debt	1,883	5,335
Conversion of long-term debt and loan modification	(5,000)	(124)
Derecognition of embedded derivative	1,190	—
	$11,167	$17,345